ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	$ 14,331	$ 19,150
Non-current assets	239	331
Total assets	14,570	19,481
Current liabilities	14,178	17,342
Total liabilities	14,178	17,342
Cost of revenue	168,942	143,851
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Revenue	12,108	720
Cost of revenue	10,057	606
Net (loss) profit	1,712	(209)
Net cash provided by (used in) operating activities	(5,445)	7,258
Net cash used in investing activities	0	0
Net cash provided by financing activities	$ 0	$ 0